Cover Page	Dec. 10, 2019
Cover page.
Document Type	8-K/A
Document Period End Date	Dec. 10, 2019
Entity Registrant Name	BUNGE LIMITED
Entity Central Index Key	0001144519
Amendment Flag	true
Amendment Description	Amendment to Form 8-K disclosing director appointments to reflect subsequent committee assignments
Entity Incorporation, State or Country Code	D0
Entity File Number	001-16625
Entity Tax Identification Number	98-0231912
Entity Address, Address Line One	50 Main Street
Entity Address, City or Town	White Plains
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10606
City Area Code	(914)
Local Phone Number	684-2800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, $0.01 par value per share
Trading Symbol	BG
Security Exchange Name	NYSE
Entity Emerging Growth Company	false